Supplement to the
Strategic Advisers® Income Opportunities Fund of Funds
April 29, 2016
Summary Prospectus

At a special meeting of Strategic Advisers® Income Opportunities Fund of Funds, shareholders approved a new sub-advisory agreement with FIAM LLC on behalf of the fund.

The following information replaces the similar information found in the "Fund Summary" section under the "Investment Adviser" heading.

Strategic Advisers, Inc. (Strategic Advisers) (the Adviser) is the fund's manager. FIAM LLC (FIAM) has been retained to serve as a sub-adviser for the fund.

FIAM has not currently been allocated a portion of the fund's assets to manage.

ODF-SUM-16-01 1.9879811.100	November 3, 2016

Supplement to the
Strategic Advisers® Income Opportunities Fund of Funds
Class L and Class N
April 29, 2016
Summary Prospectus

At a special meeting of Strategic Advisers® Income Opportunities Fund of Funds, shareholders approved a new sub-advisory agreement with FIAM LLC on behalf of the fund.

The following information replaces the similar information found in the "Fund Summary" section under the "Investment Adviser" heading.

Strategic Advisers, Inc. (Strategic Advisers) (the Adviser) is the fund's manager. FIAM LLC (FIAM) has been retained to serve as a sub-adviser for the fund. FIAM has not currently been allocated a portion of the fund's assets to manage.

ODF-L-ODF-N-SUM-16-01 1.9879812.100	November 3, 2016